CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	9 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated statements of cash flows consisted of the following:

	September 30, 2023	December 31, 2022
Cash	$43,056	$54,340
Cash equivalents	249,895	455,183

Total cash and cash equivalents	292,951	509,523
Non-current portion of restricted cash	129	130

Total cash, cash equivalents and restricted cash	$293,080	$509,653